A, C, Select Shares | JPMorgan International Currency Income Fund
JPMorgan International Currency Income Fund Class/Ticker: A/JCIAX; C/JNCCX; Select/JCISX
What is the goal of the Fund?
The Fund seeks to provide a high total return primarily from a portfolio of fixed income and other debt securities denominated in foreign currencies.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Fund — SALES CHARGES” on page 30 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
SHAREHOLDER FEES (Fees paid directly from your investment)
Shareholder Fees A, C, Select Shares JPMorgan International Currency Income Fund	Class A		Class C	Select Class
Maximum Deferred Sales Charge (Load) Imposed on Purchases as a % of Offering Price	3.75%		none	none
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	none	[1]	1.00%	none
[1]	(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses A, C, Select Shares JPMorgan International Currency Income Fund		Class A	Class C	Select Class
Management Fees		0.55%	0.55%	0.55%
Distribution (Rule 12b-1) Fees		0.25%	0.75%	none
Other Expenses		0.39%	0.39%	0.39%
Shareholder Service Fees		0.25%	0.25%	0.25%
Remainder of Other Expenses		0.14%	0.14%	0.14%
Acquired Fund Fees and Expenses		0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses		1.23%	1.73%	0.98%
Fee Waivers and Expense Reimbursements	[1]	(0.39%)	(0.14%)	(0.34%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	0.84%	1.59%	0.64%
[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.80%, 1.55% and 0.60% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 3/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/28/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example A, C, Select Shares JPMorgan International Currency Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	458	714	989	1,775
CLASS C SHARES	262	531	925	2,029
SELECT CLASS SHARES	65	278	509	1,170

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption A, C, Select Shares JPMorgan International Currency Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	458	714	989	1,775
CLASS C SHARES	162	531	925	2,029
SELECT CLASS SHARES	65	278	509	1,170

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The Fund is managed with the objective of delivering a high total return through exposure to fixed income and other debt securities denominated in foreign currencies. Under normal circumstances, the Fund will invest at least 80% of its Assets in fixed income and other debt securities denominated in foreign currencies, or instruments that have similar economic characteristics. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund will invest in securities of foreign issuers in both developed and emerging markets that are primarily governments, quasi-government and government agencies, and to a lesser extent, corporations. There is no limit on the number of countries in which the Fund may invest and the Fund may focus its investments in a single country or small group of countries at any time.

The Fund invests primarily in securities that are rated investment grade or unrated securities of quality deemed comparable by the adviser. Under normal circumstances, at least 75% of the Fund’s securities will be rated AAA or better by Moody’s Investors Service (Moody’s), Standard & Poor’s Corporation (S&P), or Fitch Rating (Fitch), or the unrated equivalent. The Fund may invest up to 10% of its assets in below investment grade securities (also called junk bonds).

The Fund predominantly invests in securities denominated in foreign currencies, although it may also invest up to 20% of its Assets in U.S. dollar-denominated securities, including affiliated money market funds, primarily for cash management purposes and to satisfy asset coverage requirements for the Fund’s derivative positions. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use futures contracts, options, swaps, and forwards including non-deliverable forwards as a substitute for securities in which the Fund can invest. Consistent with the Fund’s strategies to invest in securities denominated in foreign currencies, the Fund will not hedge its non-dollar investments back to the U.S. dollar. Rather, the Fund typically uses foreign currency derivatives including forward foreign currency contracts to increase income or gain to the Fund, as part of its risk management process to establish or adjust the Fund’s exposure to particular foreign currencies, and to hedge an investment in one currency back to another foreign currency.

The adviser buys and sells securities and investments for the Fund based on its view of currency, interest rates, and sectors. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, currency risk, credit risk and the complex legal and technical structure of the transaction. With respect to currency management, the adviser adjusts the exposure of the portfolio to overweight or underweight individual currencies relative to a broad basket of international currencies.

The Fund is non-diversified.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Interest Rate and Credit Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally drops. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

Foreign Securities and Emerging Market Risk. Investments in foreign currencies, foreign issuers and foreign securities are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. These risks are magnified in countries in “emerging markets.” The Fund may focus its investments in a single country or small group of countries and be subject to greater volatility than a more geographically diversified fund. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

European Market Risk. The Fund’s performance will be affected by political, social and economic conditions in Europe, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the resource self-sufficiency of European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns. In addition, if one or more countries were to abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.

Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

High Yield Securities Risk. The Fund may invest in securities that are issued by companies that are highly leveraged, less credit-worthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity.

Derivative Risk. Derivatives, including futures contracts, options, swaps, forwards including non-deliverable forwards, and foreign currency derivatives including forward foreign currency contracts, may be riskier than other types of investments and may increase volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in foreign currency derivatives and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Investment Company Risk. The Fund invests in affiliated J.P. Morgan money market funds for cash management purposes and to support its derivative investments. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of other investment companies.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Non-Diversified Fund Risk. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how performance of the Fund’s Select Class Shares has varied from year to year for the past five calendar years. The table shows the average annual total returns over the past one year, five years and life of the Fund. The table compares that performance to the Barclays Global Treasury Ex-U.S. 1–3 Year Index, a broad-based securities market index and the Barclays Global Ex-USD Benchmark Currency (Trade-Weighted) Index, as well as the Lipper Currency Funds Average. The Lipper index is based on the total return of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Subsequent to the inception of the Fund on 3/30/07 until 11/3/09, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS

Best Quarter	1st quarter, 2008	7.31%
Worst Quarter	3rd quarter, 2008	-5.61%

AVERAGE ANNUAL TOTAL RETURNS (WITH MAXIMUM SALES CHARGES) (For periods ended December 31, 2012)
Average Annual Total Returns A, C, Select Shares JPMorgan International Currency Income Fund	Past 1 Year	Past 5 Years	Life of Fund	Inception Date
SELECT CLASS SHARES	4.06%	3.43%	4.25%	Mar. 30, 2007
SELECT CLASS SHARES Return After Taxes on Distributions	4.06%	2.75%	3.54%	Mar. 30, 2007
SELECT CLASS SHARES Return After Taxes on Distributions and Sale of Fund Shares	2.64%	2.54%	3.23%	Mar. 30, 2007
CLASS A SHARES	none	2.43%	3.33%	Mar. 30, 2007
CLASS C SHARES	2.08%	2.48%	3.31%	Mar. 30, 2007
BARCLAYS GLOBAL TREASURY EX-U.S. 1-3 YEAR INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	(1.52%)	3.50%	4.77%
BARCLAYS GLOBAL EX-USD BENCHMARK CURRENCY (TRADE-WEIGHTED) INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	3.14%	1.40%	2.40%
LIPPER CURRENCY FUNDS AVERAGE	4.29%	1.90%	2.79%

After-tax returns are shown for only the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.